Dividend per ordinary share (Tables)	6 Months Ended
Jun. 30, 2026
Dividend Per Ordinary Share [Abstract]
Schedule of dividends to shareholders of the parent

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2024
- Interim dividend, paid August 2024	0.350	1,129
- Final dividend, paid May 2025	0.710	2,152
Total dividend in respect of 2024	1.060	3,281
In respect of 2025
- Interim dividend, paid August 2025	0.350	1,039
- Final dividend, paid April 2026	0.736	2,116
Total dividend in respect of 2025	1.086	3,155
In respect of 2026
- Interim dividend declared	0.400	1,168
Total dividend for the period ending 30 June 2026	0.400	1,168